Allowance for Credit Losses	6 Months Ended
Jun. 30, 2020
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]

Allowance for credit losses

Development of allowance for credit losses for financial assets at amortized cost

	Six months ended Jun 30, 2020
	Allowance for credit losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business	108	401	668	71	1,248
Transfers due to changes in creditworthiness	39	(93)	54	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(280)	0	(280)
Recovery of written off amounts	0	0	23	0	23
Foreign exchange and other changes	(14)	(5)	(43)	14	(47)
Balance, end of reporting period	683	796	3,438	121	5,037

Provision for credit losses excluding country risk¹,4	148	308	722	71	1,248

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2] This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2020.

[4] Credit Loss Provision does include € 42 million reimbursement gain as of June 30, 2020.

	Six months ended Jun 30, 2019
	Allowance for credit losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(13)	110	171	23	291
Transfers due to changes in creditworthiness	64	(69)	5	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(463)	0	(463)
Recovery of written off amounts	0	0	41	0	41
Foreign exchange and other changes	(4)	(8)	(5)	12	(5)
Balance, end of reporting period	556	534	2,996	37	4,123

Provision for credit losses excluding country risk¹	52	41	176	23	291

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2] This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of June 30, 2019.

Development of allowance for credit losses for off-balance sheet positions

	Six months ended Jun 30, 2020
	Allowance for credit losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	1	33	2	0	35
Transfers due to changes in creditworthiness	(2)	0	1	N/M	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	7	8	11	0	26
Balance, end of reporting period	134	89	180	0	403

Provision for credit losses excluding country risk¹	(1)	33	4	0	35

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2020.

	Six months ended Jun 30, 2019
	Allowance for credit losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	2	6	3	0	12
Transfers due to changes in creditworthiness	4	(7)	3	N/M	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	0	0	(0)	0	1
Balance, end of reporting period	139	73	90	0	301

Provision for credit losses excluding country risk¹	6	(0)	5	0	12

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2019.

IFRS 9 impairment approach

Forward-looking information

Under IFRS 9, the allowance for credit losses is based on reasonable and supportable forward looking information obtainable without undue cost or effort, which takes into consideration past events, current conditions and forecasts of future economic conditions.

To incorporate forward-looking information into Deutsche Bank’s allowance for credit losses, the Group uses two key elements:

  As its base scenario, the Group uses external survey-based macro forecasts (consensus view on GDP and unemployment rates) supplemented by market-implied projections of interest and FX rates. In addition, our scenario expansion model, which has been initially developed for stress testing, is used for forecasting macroeconomic variables that are not covered by external consensus or market sources.
  Statistical techniques are then applied to transform the base scenario into a multiple scenario analysis. The scenarios specify deviations from the baseline forecasts and are used for deriving multi-year PD curves for different rating and counterparty classes, which are applied in the calculation of expected credit losses and in the identification of significant deterioration in credit quality of financial assets as described previously.

The general use of forward-looking information, including macro-economic factors, as well as adjustments taking into account extraordinary factors, are monitored by the Group's Risk and Finance Credit Loss Provision Forum. In certain situations, Credit Risk officers and senior management may have additional information in relation to specific portfolios to indicate that the statistical distribution used in the ECL calculation is not appropriate. In such situations, the Group would apply a judgmental overlay.

IFRS 9 - Forward Looking Information applied for the second quarter 2020

	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)	Year 3 (4 quarter avg)
Credit - ITX Europe 125	74.90	−	−
FX - EUR/USD	1.12	−	−
GDP - Eurozone	(7.80) %	6.54%	1.80%
GDP - Germany	(6.58) %	5.91%	1.87%
GDP - Italy	(9.57) %	7.34%	1.60%
GDP - USA	(5.02) %	6.03%	2.65%
Rate - US Treasury 2y	0.18%	-	-
Unemployment - Eurozone	10.05%	9.11%	8.63%
Unemployment - Germany	4.22%	4.00%	3.94%
Unemployment - Italy	12.08%	11.32%	10.45%
Unemployment - Spain	19.62%	16.35%	14.47%
Unemployment - USA	10.55%	7.19%	6.18%

The economic data used in the forward-looking information for the calculation of the allowance for credit losses while derived from the same sources are not directly comparable with other economic data presented in this report due to the methodology used, the composition of the input factors and the periods under consideration

As explained in Chapter "Measures in context of COVID-19 pandemic" in the interim management report, the Bank has decided to perform an overlay to address substantial uncertainty about the impact of the COVID-19 pandemic on the economy, to overcome the weakness of the Forward Looking Information (FLI) model in the current economic environment and to reflect regulatory guidance and financial support to the industry.

The overlay calculation uses a 3 year average of the GDP and unemployment forecasts as presented in the table above for the base scenario (versus a four quarter averaging of the first and second year under normal circumstances), which is used for calculating point-in-time (PIT) rating migration matrices. In line with the Group’s standard methodology, market rate forecasts are also used in the calibration of the PIT matrix for the next four quarters. A through-the-cycle matrix specifies rating migrations from 2022 onwards.

In addition, management decided to record a further management overlay to increase its ECL estimate to address the uncertainty on certain economic developments due to COVID-19 at the end of June 2020

Taking into account the above mentioned overlays, the Group reported provision for credit losses of € 761 million in the second quarter of 2020, which is a significant increase compared to € 161 million in the second quarter of 2019 and € 247 million in the fourth quarter of 2019. This change mainly reflecting the following effects: € 172 million from the inclusion of latest consensus forecast including the effects of the management overlays, € 79 million due to deteriorated input parameter into the ECL calculation especially adverse rating developments due to COVID-19 across all business units and € 510 million for defaulted clients.

In order to illustrate the sensitivity of our model with respect to future changes in macroeconomic variables (MEVs) we have calculated the ECL impact for stages 1 and 2 in a Downward and Upward shift across all scenarios used in the ECL calculation. Both shifts are applied to MEV forecasts as of June 30, 2020 by specifying Downward and Upward MEV values that are all either one standard deviation above or below the baseline forecasts, e.g. reducing forecasted GDP rates by 2 percentage points on average. The Downward shift resulted in an ECL increase of € 802 million whereas the Upward shift reduced ECL by € 439 million. All sensitivity calculations have been conducted with averaging GDP and unemployment rates.